Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2020 yr	Sep. 30, 2020 yr	Sep. 18, 2020 yr
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.56	11.01	9.67
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	40.40%	22.90%	22.80%
Expected life of the options to convert
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.46	5.71	5.75
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.43%	0.35%	0.35%
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input